UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                             Investment Company Act
                              file number 811-6027

                              KAVILCO INCORPORATED
               (Exact name of registrant as specified in charter)

                        600 UNIVERSITY STREET, SUITE 3010
                         SEATTLE, WASHINGTON 98101-1129
               (Address of Principal executive offices) (Zip Code)

       Registrant's telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

KAVILCO INCORPORATED
SCHEDULE OF INVESTMENTS
For period ended March 31, 2007 (unaudited)
                                                  PRINCIPAL
                                              AMOUNT/SHARES          VALUE

U.S. GOVERNMENT SECURITIES - 33.9%
  U.S. Treasury Bond
    7.250% due 05-15-16                           2,000,000      2,379,375
  Federal Home Loan Bank
    4.000% due 06-29-07                           2,000,000      1,993,750
    3.375% due 12-28-07                           1,000,000        999,687
    3.500% due 12-17-09                           1,000,000        999,687
    4.000% due 06-30-10                           1,000,000        992,500
  Federal National Mortgage Association
    6.210% due 11-07-07                           1,000,000      1,005,637
    6.150% due 12-10-07                           1,000,000      1,006,357
    4.000% due 12-14-07                           1,000,000        991,562
    3.375% due 07-07-10                           1,000,000        993,125
                                                               -----------
Total U.S. Government Securities
    (adjusted cost $11,466,973)                                 11,361,682
                                                               -----------

CORPORATE BONDS - 20.2%
Beverage (soft drink)
  Coca-Cola Enterprises
    8.500% due 02-01-12                             700,000        799,942
Diversified financial services
  General Electric Capital Corp.
    8.500% due 07-24-08                           1,000,000      1,038,043
Electric utility
  Potomac Electric Power
    6.500% due 03-15-08                             190,000        192,023
Entertainment
  Walt Disney Co.
    5.800% due 10-27-08                             290,000        291,800
Food Processing
  Heinz Corp., 6.000% due 03-15-08                  229,000        229,200
Retail store
  Dayton Hudson
    8.600% due 01-15-12                             100,000        113,820
  Wal-Mart Stores
    6.875% due 08-10-09                           1,000,000      1,040,880
Securities brokerage
  Bear Stearns Co. Inc.
    7.625% due 12-07-09                           1,000,000      1,061,482
  Merrill Lynch & Co.
    6.375% due 10-15-08                           1,000,000      1,018,702
Telecommunication services
  Pacific Bell
    6.125% due 02-15-08                           1,000,000      1,005,808

Total Corporate Bonds                                          -----------
(adjusted cost $6,548,656)                                       6,791,700
                                                               -----------

COMMON STOCK - 1.7%
Computer Software & Services
  Microsoft Corp.                                     3,640        101,447
Exchange Traded Funds
  iShares Silver Trust                                  370         49,402
  Materials Select Sector SPDR Trust                    650         24,732
  Rydex S&P Equal Weight                                500         24,274
  StreetTRACKS Gold Trust                               760         49,962
Financial Services
  Citigroup Inc.                                        900         46,206
Natural Gas (diversified)
  Kinder Morgan Energy Partners                         400         21,072
Oil Field Services & Equipment
  Diamond Offshore Drilling                             625         50,594
  Hess Corp.                                            900         49,923
Oil Refining & Marketing
  Sasol Limited                                         300          9,915
  Suncor Energy Inc.                                    300         22,905
  Sunoco Inc.                                           300         21,132
  Valero Energy Corp.                                   900         58,041
Telecommunication Services
  Verizon Communications Inc.                         1,300         49,296
                                                               -----------
Total Common Stock
(adjusted cost $507,637)                                           578,902
                                                               -----------

CASH & EQUIVALENTS - 44.2%
Money Market                                                    14,811,227
                                                               -----------

Total investments in securities
(identified cost $33,314,493)

TOTAL PORTFOLIO VALUE                                          $33,543,510
                                                               ===========

ITEM 2. CONTROLS AND PROCEDURES
(a) The registrant's President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. - EXHIBITS

The following exhibits are attached to this Form N-Q:

(a)  Certification of President/Chief Executive Officer

(b)  Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of Kavilco Incorporated and in the capacities and on the dates indicated.

By /s/Louis A. Thompson
-----------------------
Louis A. Thompson
Chief Executive Officer
Date: April 26, 2007

By /s/Scott Burns
-----------------------
Scott Burns
Chief Financial Officer
Date: April 26, 2007